UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With a copy to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report March 31, 2022 (Unaudited)

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Strategic Income Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

Investment Adviser: RiverPark Advisors, LLC

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	8
RiverPark Strategic Income Fund	11
RiverPark Floating Rate CMBS Fund	19
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	34
Disclosure of Fund Expenses	52

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 100.2%**
Communication Services – 21.6%
Alphabet, Cl A *	514	$1,430
Alphabet, Cl C *	507	1,416
Meta Platforms, Cl A *	10,573	2,351
Netflix *	4,063	1,522
Pinterest, Cl A *	60,280	1,483
Snap, Cl A *	78,778	2,835
Walt Disney *	13,087	1,795
		12,832
Consumer Discretionary – 10.3%
Airbnb, Cl A *	7,233	1,243
Amazon.com *	1,120	3,651
Farfetch, Cl A *	79,893	1,208
		6,102
Financials – 12.0%
Blackstone, Cl A (a)	22,372	2,840
Charles Schwab	30,486	2,570
SoFi Technologies *	179,960	1,701
		7,111
Health Care – 11.0%
Exact Sciences *	30,748	2,150
Illumina *	3,679	1,285
Intuitive Surgical *	5,856	1,767
Teladoc Health *	18,110	1,306
		6,508
Industrials – 5.0%
Uber Technologies *	83,355	2,974

Information Technology – 37.5%
Adobe *	2,749	1,252
Apple	14,540	2,539
Autodesk *	5,711	1,224
Block, Cl A *	6,518	884
Mastercard, Cl A	6,216	2,221
Microsoft	7,919	2,442
NVIDIA	4,746	1,295
PayPal Holdings *	17,706	2,048
RingCentral, Cl A *	18,060	2,117
ServiceNow *	2,530	1,409
Shopify, Cl A *	3,641	2,461
Twilio, Cl A *	14,275	2,353
		22,245
Real Estate – 2.8%
Zillow Group, Cl A *	33,763	1,628

Total Common Stock
(Cost $48,955) (000)		59,400

Total Investments — 100.2%
(Cost $48,955) (000)		$59,400

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $59,289 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At March 31, 2022, these securities amounted to $2,840 (000) or 4.8% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund March 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.7%**
Communication Services – 15.4%
Alphabet, Cl A *	996	$2,770
Meta Platforms, Cl A *	12,759	2,837
		5,607
Consumer Discretionary – 13.0%
Booking Holdings *	560	1,315
Starbucks	10,387	945
Tractor Supply	10,581	2,469
		4,729
Energy – 2.4%
Texas Pacific Land	639	864

Financials – 9.6%
First Republic Bank	6,625	1,074
Progressive	13,399	1,528
S&P Global	2,180	894
		3,496
Health Care – 9.9%
Edwards Lifesciences *	15,940	1,877
UnitedHealth Group	3,412	1,740
		3,617
Industrials – 6.4%
Copart *	11,698	1,468
Old Dominion Freight Line	2,904	867
		2,335
Information Technology – 42.0%
Apple	15,520	2,710
CDW	11,166	1,998
Microsoft	7,184	2,215
Motorola Solutions	8,894	2,154
PayPal Holdings *	15,291	1,768
Taiwan Semiconductor Manufacturing ADR	18,754	1,955
Visa, Cl A	11,301	2,506
		15,306
Total Common Stock
(Cost $23,923) (000)		35,954

Total Investments — 98.7%
(Cost $23,923) (000)		$35,954

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $36,425 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

ADR — American Depository Receipt

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 61.9%
Communication Services – 13.2%
CCO Holdings
4.000%, 03/01/23 (a)	26,602	$26,635
DISH DBS
5.875%, 07/15/22	27,042	27,211
Level 3 Financing
5.375%, 05/01/25	27,166	27,473
Linkem
6.000%, Euribor 3 Month + 6.000%, 08/09/22 (a) (b)	EUR 31,516	34,865
Nuance Communications
5.625%, 12/15/26	17,825	18,326
		134,510
Consumer Discretionary – 7.6%
Ford Motor Credit
2.979%, 08/03/22	12,154	12,174
Macy’s Retail
2.875%, 02/15/23	750	757
Sally Holdings
8.750%, 04/30/25 (a)	15,573	16,293
Scientific Games International
5.000%, 10/15/25 (a)	8,835	9,056
William Carter
5.500%, 05/15/25 (a)	38,361	39,575
		77,855
Consumer Staples – 11.3%
Albertsons
3.500%, 02/15/23 (a)	8,697	8,710
Chobani
7.500%, 04/15/25 (a)	18,270	17,694
Del Monte Foods
11.875%, 05/15/25 (a)	48,913	53,686
Fresh Market
9.750%, 05/01/23 (a)	36,310	35,675
		115,765
Energy – 3.2%
MEG Energy
6.500%, 01/15/25 (a)	1,465	1,489

Description	Face Amount (000)‡/ Shares	Value (000)
Range Resources
5.875%, 07/01/22	574	$574
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)	20,325	20,341
Targa Resources Partners
5.875%, 04/15/26	1,055	1,089
Western Midstream Operating
4.000%, 07/01/22	9,772	9,772
		33,265
Financials – 2.8%
FS KKR Capital
4.750%, 05/15/22	26,736	26,754
StoneX Group
8.625%, 06/15/25 (a)	1,590	1,658
		28,412
Health Care – 3.2%
Surgery Center Holdings
6.750%, 07/01/25 (a)	7,216	7,198
Trulieve Cannabis
9.750%, 06/18/24	23,842	25,004
		32,202
Industrials – 2.9%
Altera Shuttle Tankers
7.125%, 08/15/22	3,000	2,923
Hexion
7.875%, 07/15/27 (a)	24,813	26,183
		29,106
Information Technology – 5.0%
NortonLifeLock
3.950%, 06/15/22	21,327	21,312
Sprint Communications
9.250%, 04/15/22	1,765	1,770
6.000%, 11/15/22	27,480	28,133
		51,215
Materials – 12.7%
Cleveland Cliffs
9.875%, 10/17/25 (a)	64,860	72,359
Tronox
6.500%, 05/01/25 (a)	55,452	57,410
		129,769
Total Corporate Obligations
(Cost $636,262) (000)		632,099

Special Purpose Acquisition Companies — 17.2%
Common Stock– 17.2%
Diversified Financials – 17.2%
10X Capital Venture Acquisition III *	206,666	2,067
AIB Acquisition, Cl A *	350,000	3,458

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Alpha Partners Technology Merger, Cl A *	12,808	$124
Alpha Partners Technology Merger Founder Shares * (d)	45,106	17
Anzu Special Acquisition I, Cl A *	98,738	965
Apeiron Capital Investment, Cl A *	114,352	1,141
Apollo Strategic Growth Capital, Cl A *	700,868	6,974
APX Acquisition I *	96,362	961
Atlantic Coastal Acquisition, Cl A *	179,019	1,749
Atlantic Coastal Acquisition II *	175,000	1,748
Ault Disruptive Technologies *	255,000	2,542
AxonPrime Infrastructure Acquisition, Cl A *	411,126	3,959
AxonPrime Infrastructure Acquisition Founder Shares * (d)	22,000	10
Banyan Acquisition *	50,000	500
Biotech Acquisition, Cl A *	799,001	7,870
Blockchain Moon Acquisition *	5,100	50
C5 Acquisition, Cl A *	71,039	704
Canna-Global Acquisition, Cl A *	58,214	581
Cartesian Growth, Cl A *	321,503	3,173
CleanTech Acquisition *	151,200	1,517
Crown PropTech Acquisitions, Cl A *	822,131	8,123
Direct Selling Acquisition, Cl A *	300,443	3,004
Dune Acquisition, Cl A *	565,572	5,622
Energem *	47,546	475
FoxWayne Enterprises Acquisition *	22,477	226
G Squared Ascend I, Cl A *	110,000	1,083
G&P Acquisition, Cl A *	58,519	581
Global SPAC Partners *	250,000	2,525
Globis Acquisition *	568,145	5,818
Golden Path Acquisition *	162,002	1,631
GP Bullhound Acquisition I, Cl A *	EUR 275,009	3,015
Hambro Perks Acquisition, Cl A *	GBP 619,686	8,100
Haymaker Acquisition III, Cl A *	100,000	988
HCM ACQUISITION CORP *	255,000	2,547
Highland Transcend Partners I, Cl A *	451,954	4,443
InFinT Acquisition, Cl A *	200,000	2,000
Innovative International Acquisition, Cl A *	142,500	1,425
Investcorp Europe Acquisition I, Cl A *	340,000	3,393
Kairous Acquisition ltd *	100,000	992
L&F Acquisition, Cl A *	993,032	10,049
Larkspur Health Acquisition, Cl A *	700,000	6,944

Description	Face Amount (000)‡/ Number of Warrants	Value (000)
Liberty Resources Acquisition, Cl A *	50,000	$499
LMF Acquisition Opportunities, Cl A *	4,509	46
M3-Brigade Acquisition II, Cl A *	143,007	1,397
M3-Brigade Acquisition III, Cl A *	358,543	3,571
Mercato Partners Acquisition, Cl A *	400,000	3,976
Mountain Crest Acquisition V *	47,909	478
Nabors Energy Transition *	74,900	748
Oaktree Acquisition II, Cl A *	101,567	1,011
Omnichannel Acquisition, Cl A *	442,200	4,409
Onyx Acquisition I, Cl A *	70,000	699
Papaya Growth Opportunity I *	175,000	1,752
Pershing Square Tontine Holdings, Cl A *	125,000	2,486
Pioneer Merger, Cl A *	50,000	490
Relativity Acquisition *	339,941	3,423
RMG Acquisition III, Cl A *	100,000	980
Semper Paratus Acquisition, Cl A *	175,000	1,748
Silver Crest Acquisition, Cl A *	76,200	749
Sizzle Acquisition *	75,000	749
Spree Acquisition 1 *	702,000	6,985
Tailwind Acquisition, Cl A *	299,640	2,965
Talon 1 Acquisition, Cl A *	57,529	579
Virgin Group Acquisition II, Cl A *	350,000	3,451
Western Acquisition Ventures *	157,143	1,564
Zanite Acquisition, Cl A *	1,684,032	17,278
		175,127
Rights– 0.0%
Diversified Financials – 0.0%
AIC Acquisition	350,000	49
Broad Capital Acquisition	350,000	57
Kairous Acquisition ltd *	100,000	15
		121
Warrants– 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger
11.500%, 04/03/28 *	183,211	60
Apeiron Capital Investment
11.500%, 06/27/23 *	57,176	10
APX Acquisition I
11.500%, 08/22/23 *	48,181	12
Ault Disruptive Technologies
11.500%, 06/23/23 *	191,250	32
Canna-Global Acquisition
11.500%, 02/12/23 *	58,214	8
Energem, Cl A
11.500%, 03/13/23 *	47,546	9
GP Bullhound Acquisition I
11.500%, 03/14/27 *	EUR 137,504	46

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2022 (Unaudited)

Description	Number of Warrants/ Face Amount (000)‡	Value (000)
Hambro Perks Acquisition
11.500%, 01/07/26 *	GBP 309,843	$42
InFinT Acquisition
11.500%, 05/22/27 *	100,000	17
Innovative International Acquisition
11.500%, 04/06/23 *	71,245	14
Kairous Acquisition ltd
11.500%, 11/27/23 *	50,000	8
Larkspur Health Acquisition
11.500%, 05/20/23 *	525,000	90
M3-Brigade Acquisition III
11.500%, 05/14/23 *	119,514	30
Onyx Acquisition I, Cl A
11.500%, 01/10/23 *	35,000	12
Sizzle Acquisition
11.500%, 03/15/26 *	37,500	8
Spree Acquisition 1
11.500%, 12/25/28 *	351,000	72
Talon 1 Acquisition
11.500%, 04/21/23 *	35,560	8
		478
Total Special Purpose Acquisition Companies
(Cost $175,188) (000)		175,726

Commercial Paper — 8.9%
Consumer Discretionary – 1.3%
General Motors Financial
0.570%, 04/07/22 (a) (c)	13,301	13,299

Consumer Staples – 1.0%
Campbell Soup
0.751%, 04/13/22 (a) (c)	9,745	9,743

Industrials – 4.7%
Cintas
1.001%, 04/19/22 (a) (c)	16,336	16,332
Fortune Brands Home & Security
1.202%, 04/25/22 (a) (c)	10,000	9,996
Parker-Hannifin
1.353%, 05/16/22 (a) (c)	10,000	9,991
0.801%, 04/12/22 (a) (c)	11,962	11,960
		48,279
Information Technology – 1.9%
HP
1.192%, 04/27/22 (a) (c)	19,204	19,191
Total Commercial Paper
(Cost $90,492) (000)		90,512

Description	Face Amount (000)‡	Value (000)
Trade Claims — 2.2%
Energy – 2.2%
Brazos Electric Power * (d)	25,659	$23,093

Total Trade Claims
(Cost $23,273) (000)		23,093

Bank Loan Obligations — 9.5%
Consumer Discretionary – 1.1%
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, LIBOR + 0.120%, 10/04/23	10,957	11,614

Health Care – 4.4%
Mallinckrodt International
4.310%, 04/30/22	6,725	6,664
Mallinckrodt International, 1st Lien
4.310%, 07/28/22 (e)	38,853	38,501
		45,165
Industrials – 1.5%
US Ecology, 1st Lien
0.000%, 11/02/26 (e)	15,000	14,911

Information Technology – 0.5%
MoneyGram Payment, 1st Lien
5.000%, 07/14/26	5,265	5,247

Telecommunications – 2.0%
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
4.750%, 07/13/22 (e)	4,983	4,983
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
8.000%, 11/27/23 (e)	3,054	3,054
Intelsat Jackson Holdings, Term Loan B-5
6.625%, 01/02/24 (e)	12,217	12,217
		20,254
Total Bank Loan Obligations
(Cost $97,260) (000)		97,191

Total Investments — 99.7%
(Cost $1,022,475) (000)		$1,018,621

Written Options — 0.0%(f)
Total Written Options
(Premiums Received $97) (000)		$(131)

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2022 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	04/06/22	GBP	6,197	USD	8,131	$(10)
Brown Brothers Harriman	04/06/22	EUR	34,607	USD	37,784	(503)
						$(513)

A list of the open option contracts held by the Fund at March 31, 2022 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — 0.0%
Call Options
Apollo Strategic Growth Capital*	(1,000)	$(1,005)	$10.00	4/14/22	$(5)
Apollo Strategic Growth Capital*	(500)	(539)	10.00	06/17/22	(39)
Apollo Strategic Growth Capital*	(500)	(543)	10.00	05/20/22	(42)
FirstMark Horizon*	(300)	(407)	10.00	04/14/22	(35)
Pershing Square Tontine Holdings Ltd.*	(660)	(1,330)	20.00	06/17/22	(10)
		(3,824)			(131)
Total Written Options
(Premiums Received $97) (000)		$(3,824)			$(131)

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$632,099	$—	$632,099
Special Purpose Acquisition Companies	175,248	478	—	175,726
Commercial Paper	—	90,512	—	90,512
Trade Claims	—	—	23,093	23,093
Bank Loan Obligations	—	97,191	—	97,191
Total Investments in Securities	$175,248	$820,280	$23,093	$1,018,621

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(131)	$—	$—	$(131)
Forwards Contracts*
Unrealized Depreciation	—	(513)	—	(513)
Total Other Financial Instruments	$(131)	$(513)	$—	$(644)

*	Forward contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Special Purpose Acquisition Companies	Trade Claims	Total
Beginning balance, as of October 1, 2021	$—	$23,093	$23,093
Change in unrealized appreciation/(depreciation)	27	(19)	8
Realized gain/(loss)	—	—	—
Purchases (and Short Sales, if applicable)	—	—	—
Other capitalized items	—	19	19
Sales Proceeds (and Buy to Covers, if applicable)	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending balance as of March 31, 2022	$27	$23,093	$23,120
Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2022	$27	$(19)	$8

‡	In U.S. Dollar unless otherwise indicated.
Percentages are based on Net Assets of $1,021,178 (000).
*	Non-income producing security.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2022, these securities amounted to $519,339 (000) or 50.9% of Net Assets.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Unsettled bank loan. Interest rate may not be available.
(f)	Refer to table below for details on Options Contracts.

Cl — Class

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

GBP — British Pound Sterling

LIBOR— London Interbank Offered Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2022 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)
Special Purpose Acquisition Companies
Alpha Partners Technology Merger Founder Shares	$ 17	Market Approach	Implied pricing using the underlying warrants	$0.3715
Special Purpose Acquisition Companies
AxonPrime Infrastructure Acquisition Founder Shares	$ 10	Market Approach	Implied pricing using the underlying warrants	$0.45
Trade Claims
Brazos Electric Power	$ 23,093	Market Approach	Broker Quotes	Admin Claims 90 Bid; Unsecured Claims 84 bid - 87 ask

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.0%**
Communication Services – 20.8%
Alphabet, Cl A *	3,536	$9,835
Alphabet, Cl C *	3,518	9,826
Meta Platforms, Cl A *(a)	20,546	4,569
Netflix *(a)	15,254	5,714
Pinterest, Cl A *(a)	203,023	4,996
Snap, Cl A *(a)	341,278	12,282
Walt Disney *	81,401	11,165
		58,387
Consumer Discretionary – 9.2%
Airbnb, Cl A *(a)	40,121	6,891
Amazon.com *	5,805	18,924
		25,815
Financials – 10.4%
Blackstone, Cl A (b) (c)	162,762	20,661
SoFi Technologies *(a)	902,445	8,528
		29,189
Health Care – 13.2%
Exact Sciences *	184,361	12,890
Illumina *	29,072	10,158
Intuitive Surgical *(a)	29,781	8,984
Teladoc Health *(a)	66,365	4,787
		36,819
Industrials – 5.3%
Uber Technologies *(a)	417,002	14,879

Information Technology – 32.3%
Adobe *(a)	16,406	$7,475
Apple	109,786	19,170
Autodesk *	18,731	4,015
Mastercard, Cl A (a)	12,908	4,613
Microsoft	59,119	18,227
PayPal Holdings *(a)	91,256	10,554
RingCentral, Cl A *(a)	19,879	2,330
ServiceNow *	15,272	8,505
Shopify, Cl A *(a)	11,815	7,986
Twilio, Cl A *(a)	45,797	7,548
		90,423
Real Estate – 1.8%
Zillow Group, Cl A *(a)	101,478	4,894

Total Common Stock
(Cost $202,916) (000)		260,406

Total Investments — 93.0%
(Cost $202,916) (000)		$260,406

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2022 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2022 was as follows:

Long Exposure
Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Adobe	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/24/2023	$658	$683	$25
Airbnb, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/05/2023	641	710	69
Autodesk	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	12/29/2022	4,461	3,753	(708)
Block, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/12/2023	3,016	4,192	1,176
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/30/2023	16,800	16,987	187
Farfetch Limited Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/11/2022	9,386	7,591	(1,795)
Intuitive Surgical	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/07/2022	1,593	2,020	427
Mastercard Incorporated Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	9,553	9,402	(151)
Meta Platforms Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2022	10,245	10,561	316
Netflix	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	2,169	2,207	38
Nvidia	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	5,951	7,101	1,150
PayPal Holdings	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	5,270	3,202	(2,068)
Pinterest Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	2,854	2,050	(804)
RingCentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	20,416	12,774	(7,642)
Shopify Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/23/2022	5,591	3,231	(2,360)
Snap Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/30/2022	6,155	4,992	(1,163)
Sofi Technologies	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	5,382	3,525	(1,857)
Teladoc Health	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	2,889	3,087	198
Twilio Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/15/2023	7,791	6,721	(1,070)
Uber Technologies	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	4,586	4,395	(191)
Zillow Group, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/20/2022	7,110	5,135	(1,975)
					$132,517	$114,319	$(18,198)

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
3M Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	$(2,764)	$(2,819)	$(55)
C.H. Robinson Worldwide	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/29/2023	(2,541)	(2,863)	(322)
Campbell Soup Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2023	(2,920)	(3,051)	(131)
Charter Communications	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(3,971)	(3,503)	468
Church & Dwight Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(2,446)	(2,898)	(452)
Clorox Co (Delaware)	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,343)	(2,223)	120
Colgate-Palmolive Co	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(3,076)	(3,041)	35
Comcast Class A Voting	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(3,482)	(3,404)	78
Conagra Brands	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/07/2023	(2,919)	(2,946)	(27)
Discovery	Goldman Sachs International	USD-SOFR	-0.71%	Maturity	08/31/2022	(2,968)	(2,633)	335
Ecolab	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,318)	(2,322)	(4)
Estee Lauder Cos, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,323)	(2,139)	184
Expeditors International Of Washington	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/29/2023	(2,823)	(2,798)	25
Factset Research Systems	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/22/2023	(2,702)	(2,896)	(194)
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(2,803)	(3,393)	(590)
Fox	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2023	(2,795)	(2,711)	84
General Mills	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(2,670)	(2,906)	(236)
Graco	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,308)	(2,269)	39
Harley-Davidson	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2023	(3,070)	(2,988)	82
Illinois Tool Works	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,859)	(2,822)	37
Iron Mountain Incorporated	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/18/2022	(2,411)	(3,053)	(642)

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2022 (Unaudited)

Short Exposure (continued)
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
J. M. Smucker Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/05/2023	$(2,927)	$(3,033)	$(106)
Kellogg Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(2,986)	(3,085)	(99)
Keurig Dr Pepper	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(2,836)	(2,904)	(68)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(3,262)	(2,960)	302
Liberty Global, PLC, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/22/2023	(2,345)	(2,220)	125
Linde PLC	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,636)	(2,858)	(222)
Mccormick & Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,334)	(2,420)	(86)
MGM Resorts International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(2,754)	(2,898)	(144)
Mondelez International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/12/2023	(2,890)	(2,951)	(61)
New York Times Co., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(3,406)	(3,337)	69
Newell Brands	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(3,049)	(2,760)	289
On Holding AG	Goldman Sachs International	USD-SOFR	-2.65%	Maturity	03/24/2023	(2,344)	(2,450)	(106)
Procter & Gamble Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(2,680)	(2,887)	(207)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2023	(3,055)	(2,747)	308
Shaw Communications, Cl B	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/22/2023	(2,691)	(2,848)	(157)
Stericycle	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(3,640)	(3,152)	488
The Kraft Heinz Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/02/2022	(3,125)	(3,135)	(10)
Thomson Reuters	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/22/2023	(2,685)	(2,912)	(227)
T-Mobile US	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(2,780)	(3,155)	(375)
Under Armour, Class C	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2023	(2,648)	(2,821)	(173)
Verizon Communications	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/24/2022	(3,311)	(3,010)	301
Walmart	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/18/2022	(1,413)	(1,494)	(81)
Wynn Resorts	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(2,848)	(2,820)	28
Zebra Technologies, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(2,274)	(2,305)	(31)
						$(125,431)	$(126,840)	$(1,409)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$260,406	$—	$—	$260,406
Total Investments in Securities	$260,406	$—	$—	$260,406

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Appreciation	$—	$6,983	$—	$6,983
Depreciation	—	(26,590)	—	(26,590)
Total Other Financial Instruments	$—	$(19,607)	$—	$(19,607)

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Percentages are based on Net Assets of $280,137 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of March 31, 2022 was $20,661(000).
(c)	Security considered Master Limited Partnership. At March 31, 2022, these securities amounted to $20,661 (000) or 7.4% of Net Assets.

Cl — Class

PLC — Public Limited Company

SOFR — Secured overnight financing rate

USD — United States Dollar

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 49.5%
Communication Services – 6.3%
Connect Finco SARL
6.750%, 10/01/26 (a)		2,865	$2,918
Getty Images
9.750%, 03/01/27 (a)		2,568	2,662
Linkem
6.000%, Euribor 3 Month + 6.000%, 08/09/22 (a) (b)	EUR	6,551	7,247
			12,827
Consumer Discretionary – 8.3%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,193	2,919
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,649	1,765
Columbia Care
9.500%, 02/03/26 (a)		5,000	5,057
FXI Holdings
12.250%, 11/15/26 (a)		1,639	1,777
Georg Jensen
6.000%, Euribor 3 Month + 6.000%, 05/15/23 (b)	EUR	400	437
Hercules Achievement
9.000%, ICE LIBOR USD 3 Month + 8.000%, 12/22/24 (a) (b)		554	562
Jacktel
10.000%, 12/04/23 (a)		762	$571
10.000%, 12/04/23		514	516
Lifefit Group Midco GmbH
7.500%, Euribor 3 Month + 7.500%, 07/26/23 (b)	EUR	1,160	1,292
MHH Holding BV
7.366%, ICE LIBOR USD 3 Month + 7.000%, 02/10/25 (b)		1,979	2,004
			16,900
Consumer Staples – 4.6%
Chobani
7.500%, 04/15/25 (a) (c)		2,591	2,509
Fresh Market
9.750%, 05/01/23 (a) (c)		6,985	6,863
			9,372
Energy – 9.3%
Golar LNG
7.000%, 10/20/25 (a)		2,577	2,567
Greenfire Resources
12.000%, 08/15/25 (a)		1,908	2,027
International Petroleum
7.250%, 02/01/27 (a)		4,041	3,990
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,883
10.000%, 02/29/24 (a)		3,457	3,515
Mime Petroleum
10.250%, 11/10/26		550	538
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)		4,578	4,582
			19,102
Financials – 3.7%
Aker Horizons
4.360%, NIBOR 3 Month + 3.250%, 08/15/25 (b)	NOK	12,500	1,388
LR Global Holding GmbH
7.250%, Euribor 3 Month + 7.250%, 02/03/25 (b)	EUR	2,129	2,326
StoneX Group
8.625%, 06/15/25 (a) (c)		3,653	3,810
			7,524

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

Description		Face Amount (000)‡/ Shares	Value (000)
Industrials – 9.1%
Altera Shuttle Tankers
9.500%, 12/15/25		3,600	$3,222
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		4,436	4,173
IEA Energy Services
6.625%, 08/15/29 (a)		4,912	4,626
Innovate
8.500%, 02/01/26 (a) (c)		5,773	5,659
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	845
			18,525
Information Technology – 4.0%
Azerion Holding BV
7.250%, 04/28/24	EUR	500	548
Diebold Nixdorf
8.500%, 04/15/24		2,863	2,748
Duett Software Group
6.030%, NIBOR 3 Month + 5.000%, 04/12/26 (b)	NOK	4,589	521
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	4,300	4,355
			8,172
Materials – 4.2%
Copper Mountain Mining
8.000%, 04/09/26 (a)		3,983	4,083
Impala Group
9.000%, STIBOR SEK 3-Month + 9.000%, 10/20/24 (b)	SEK	7,500	794
Tacora Resources
8.250%, 05/15/26 (a)		3,790	3,676
			8,553
Total Corporate Obligations
(Cost $104,072) (000)			100,975

Special Purpose Acquisition Companies — 10.8%
Common Stock– 10.8%
Diversified Financials – 10.9%
Adit EdTech Acquisition *		5,942	59
Ahren Acquisition, Cl A *		29,233	290
Alpha Partners Technology Merger Founder Shares * (d)		8,594	3
AltEnergy Acquisition, Cl A *		17,214	171

Description	Shares	Value (000)
Anzu Special Acquisition I, Cl A *	23,739	$232
AP Acquisition, Cl A *	17,497	175
Athlon Acquisition, Cl A *	13,586	133
Atlantic Avenue Acquisition, Cl A *	117,481	1,158
Authentic Equity Acquisition, Cl A *	13,586	133
AxonPrime Infrastructure Acquisition Founder Shares * (d)	4,000	2
Berenson Acquisition Founder Shares * (d)	12,570	3
Berenson Acquisition I, Cl A *	124,439	1,213
BGP Acquisition, Cl A *	82,436	796
Bite Acquisition *	17,030	167
Carney Technology Acquisition II, Cl A *	200,449	1,968
Cartesian Growth, Cl A *	39,405	389
Cascade Acquisition, Cl A *	50,126	505
Clarim Acquisition, Cl A *	25,893	253
COVA Acquisition, Cl A *	13,586	133
DHB Capital, Cl A *	5,295	52
Disruptive Acquisition I, Cl A *	22,604	221
Enterprise 4.0 Technology Acquisition *	12,712	126
Equity Distribution Acquisition, Cl A *	35,502	351
EVe Mobility Acquisition, Cl A *	19,801	196
Executive Network Partnering, Cl A *	27,853	274
Fintech Evolution Acquisition Group, Cl A *	1,329	13
Forum Merger IV, Cl A *	32,497	317
G Squared Ascend II, Cl A *	18,297	180
G&P Acquisition, Cl A *	14,087	140
Global Consumer Acquisition *	92,876	928
Global Partner Acquisition II, Cl A *	16,501	162
Golden Falcon Acquisition, Cl A *	51,001	500
Hamilton Lane Alliance Holdings I, Cl A *	31,337	307
Healthcare Services Acquisition, Cl A *	13,586	133
Heartland Media Acquisition *	46,476	463
Iconic Sports Acquisition, Cl A *	91,450	914
Ignyte Acquisition *	13,586	134
Isleworth Healthcare Acquisition *	30,282	300

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

Description	Shares/	Value (000)
Itiquira Acquisition, Cl A *	13,586	$133
Jackson Acquisition, Cl A *	34,223	338
Juniper II, Cl A *	21,998	219
KnightSwan Acquisition *	33,295	333
LMF Acquisition Opportunities, Cl A *	8,757	89
Mason Industrial Technology, Cl A *	277,191	2,708
Noble Rock Acquisition, Cl A *	8,833	87
Omnichannel Acquisition, Cl A *	29,606	295
OmniLit Acquisition, Cl A *	7,608	76
One Equity Partners Open Water I, Cl A *	25,590	250
Oyster Enterprises Acquisition, Cl A *	13,586	133
Parabellum Acquisition Founder Shares * (d)	19,671	5
Pearl Holdings Acquisition, Cl A *	12,428	123
Peridot Acquisition II, Cl A *	23,488	230
Pontem, Cl A *	3,197	31
PROOF Acquisition I, Cl A *	31,521	312
PWP Forward Acquisition I, Cl A *	7,776	76
Revelstone Capital Acquisition Founder Shares * (d)	5,925	1
RMG Acquisition III, Cl A *	27,407	269
RXR Acquisition, Cl A *	3,782	37
Seaport Global Acquisition II, Cl A *	53,691	532
Silver Crest Acquisition, Cl A *	13,586	134
Tailwind International Acquisition, Cl A *	38,105	373
Target Global Acquisition I, Cl A *	27,018	268
Tech and Energy Transition, Cl A *	15,353	150
Tekkorp Digital Acquisition, Cl A *	70,000	690
Tishman Speyer Innovation II, Cl A *	47,169	462
Trine II Acquisition, Cl A *	15,733	157
Zanite Acquisition, Cl A *	7,101	73
		22,078

Description	Number Of Warrants/ Face Amount (000)‡	Value (000)
Warrants – 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger
11.500%, 04/03/28 *	14,386	$5
AP Acquisition, Cl A
11.500%, 12/10/26 *	8,748	2
Berenson Acquisition I
11.500%, 08/04/26 *	59,505	16
DHB Capital, Cl A
11.500%, 03/18/28 *	1,765	1
EVe Mobility Acquisition
11.500%, 05/15/23 *	9,900	2
OmniLit Acquisition, Cl A
11.500%, 11/11/26 *	3,804	1
Pearl Holdings Acquisition
11.500%, 12/18/26 *	6,214	2
PROOF Acquisition I
11.500%, 12/06/23 *	15,760	4
Target Global Acquisition I
11.500%, 01/03/28 *	9,006	3
		36
Total Special Purpose Acquisition Companies
(Cost $21,805) (000)		22,114

Convertible Bonds — 6.9%
Communication Services – 4.6%
BuzzFeed
8.500%, 12/03/26 (a)	5,400	5,333
Leafly Holdings
8.000%, 01/31/25 (d)	4,163	4,163
		9,496
Health Care – 2.3%
Tilray Brands
5.000%, 10/01/23	1,067	1,024
UpHealth CV to 93.8967
6.250%, 06/15/26 (a)	4,592	3,602
		4,626
Total Convertible Bonds
(Cost $15,172) (000)		14,122

Common Stock — 4.0%
Communication Services – 0.1%
KORE Group Holdings *	32,156	193

Energy – 1.2%
Magellan Midstream Partners	42,292	2,075

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

Description	Shares	Value (000)
QuarterNorth Energy	1,821	$246
Superior Energy Services * (d)	3,706	186
		2,507
Financials – 0.1%
Rescap Liquidating Trust *	311,918	187
Merida Merger Corporation I *	5,204	43
		230
Health Care – 0.5%
Intercure * (ILS)	71,553	508
Intercure *	69,420	489
		997
Industrials – 0.3%
Jacktel AC NPV (d)	2,631,316	680

Information Technology – 0.0%
MarketWise *	1,779	8

Materials – 1.7%
RA Parent * (d) (f)	56	3,347

Real Estate – 0.1%
Alpine Income Property Trust	7,283	137

Total Common Stock
(Cost $8,496) (000)		8,099

Trade Claims — 2.6%
Energy – 2.6%
Brazos Electric Power * (d)	5,778	5,200

Total Trade Claims
(Cost $5,241) (000)		5,200

Preferred Stock — 2.4%
Consumer Discretionary – 1.7%
Fossil Group
7.000%	136,414	3,357
Garrett Motion
11.000%	11,292	94
		3,451
Financials – 0.7%
Argo Blockchain
8.750%	64,543	1,491

Total Preferred Stock
(Cost $5,101) (000)		4,942

Description	Number Of Warrants	Value (000)
Warrants — 0.0%
Communication Services – 0.0%
Leafly Holdings *
Expires 11/10/2026, Strike Price 11.50	41,630	$54

Energy – 0.0%
Mcdermott International * (d) (f)
Expires 6/30/2027, Strike Price 12.33	258,269	—
Mcdermott International * (d) (f)
Expires 6/30/2027, Strike Price 15.98	286,965	—

Health Care – 0.0%
GemmaCert (d)
Expires 5/19/2024, Strike Price 7.608	21,135	—

Total Warrants
(Cost $153) (000)		54

Bank Loan Obligations — 16.0%
Consumer Discretionary – 6.0%
First Brands Group, LLC, Initial Term Loan, 2nd Lien
9.500%, LIBOR + 8.500%, 03/30/28	3,393	3,379
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, LIBOR + 0.120%, 10/04/23	2,416	2,561
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
7.750%, LIBOR + 7.000%, 10/26/28	3,884	3,748
Rising Tide, Term Loan, Inital Term Loan, 2nd Lien
9.000%, LIBOR + 8.250%, 06/01/29	2,786	2,612
		12,300
Energy – 0.3%
Quaternorth Energy Hold, Term Loan, 2nd Lien
9.000%, LIBOR + 8.000%, 08/27/26	611	613

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
Financials – 0.6%
Lealand Finance Company B.V., Take-Back Term Loan
4.105%, LIBOR + 4.000%, 06/30/25	2,286	$1,135

Health Care – 6.5%
GemmaCert, Term Loan
9.000%, 05/19/24 (d) (f)	420	420
Inotiv Inc., Delayed Draw, Term Loan, 1st Lien
7.250%, 11/05/26 (g)	1,748	1,713
Inotiv Inc., Term Loan, 1st Lien
7.250%, 11/05/26 (b)	3,027	2,967
Inotiv Inc., Tranche 1, Term Loan, 1st Lien
7.250%, 11/05/26 (b)	6	6
Mallinckrodt International, 1st Lien
4.310%, 07/28/22 (g)	8,106	8,032
		13,138
Materials – 2.6%
Elevate Textiles, Inc., Initial Term Loan, 1st Lien
5.214%, 05/01/24 (b)	1,125	1,034
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, LIBOR + 6.500%, 10/31/24	3,310	3,238
Real Alloy Holding, Term Loan, 1st Lien
11.000%, 12/31/49 (d) (f)	1,098	1,098
		5,370
Total Bank Loan Obligations
(Cost $33,524) (000)		32,556

Total Investments — 92.2%
(Cost $193,564) (000)		$188,062

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.2)%
Consumer Staples – (1.5)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,143)
Kraft Heinz Foods
3.000%, 06/01/26	(1,863)	(1,839)
		(2,982)

Description	Face Amount (000)‡	Value (000)
Financials – (0.5)%
FS Energy and Power Fund
7.500%, 08/15/23 (a)	(1,060)	$(1,087)

Health Care – (0.2)%
McKesson
3.950%, 02/16/28	(280)	(284)

Total Corporate Obligations
(Proceeds $4,309) (000)		(4,353)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $4,309) (000)		$(4,353)
Purchased Option — 0.1%(h)
(Cost $124) (000)		$164
Written Options — (0.1)%(h)
Total Written Options
(Premiums Received $220) (000)		$(234)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/06/22	USD	203	EUR	184	$1
Brown Brothers Harriman	04/06/22	SEK	7,551	USD	760	(43)
Brown Brothers Harriman	04/06/22	EUR	14,255	USD	15,564	(207)
Brown Brothers Harriman	04/06/22	ILS	1,524	USD	461	(16)
Brown Brothers Harriman	04/06/22	NOK	16,296	USD	1,818	(33)
Brown Brothers Harriman	04/06/22	EUR	503	USD	559	2
						$(296)

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

A list of the open option contracts held by the Fund at March 31, 2022 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTION — 0.1%
Call Options
Golar LNG*	218	$540	$24.78	06/17/22	$164
Total Purchased Option
(Cost $124) (000)		$540			$164
WRITTEN OPTIONS — (0.1)%
Put Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(185)	$(1,522)	$81.00	04/14/22	$(6)
iShares iBoxx $ High Yield Corporate Bond ETF*	(182)	(1,498)	82.00	04/14/22	(12)
iShares iBoxx $ High Yield Corporate Bond ETF*	(728)	(5,991)	79.00	06/17/22	(68)
		(9,011)			(86)
Call Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(182)	(1,498)	82.00	04/14/22	(12)
Magellan Midstream Partners*	(185)	(908)	47.50	04/14/22	(35)
New Fortress Energy*	(109)	$(791)	35.00	06/17/22	$(101)
		(3,197)			(148)
Total Written Options
(Premiums Received $220)		$(12,208)			$(234)

The following is a list of the inputs used as of March 31, 2022 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$100,975	$—	$100,975
Special Purpose Acquisition Companies	22,064	36	14	22,114
Convertible Bonds	—	9,959	4,163	14,122
Common Stock	3,886	—	4,213	8,099
Trade Claims	—	—	5,200	5,200
Preferred Stock	4,848	94	—	4,942
Warrants	—	54	—	54
Bank Loan Obligations	—	31,038	1,518	32,556
Total Investments in Securities	$30,798	$142,156	$15,108	$188,062

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(4,353)	$—	$(4,353)
Total Securities Sold Short, Not Yet Purchased	$—	$(4,353)	$—	$(4,353)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$164	$—	$—	$164
Written Options	(234)	—	—	(234)
Forwards Contracts*
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(299)	—	(299)
Total Other Financial Instruments	$(70)	$(296)	$—	$(366)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Special Purpose Acquisition Companies	Convertible Bonds	Common Stock	Trade Claims
Beginning balance as of October 1, 2021	$—	$—	$5,922	$5,200
Change in unrealized appreciation/ (depreciation)	14	—	1,365	(4)
Realized gain/(loss)	—	—	1,029	—
Purchases (and Short Sales, if applicable)	—	4,163	—	—
Other capitalized items	—	—	—	4
Sales (and Buy to Covers, if applicable)	—	—	(5,236)	—
Transfer into Level 3	—	—	1,133	—
Transfer out of Level 3	—	—	—	—
Ending balance as of March 31, 2022	$14	$4,163	$4,213	$5,200
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$14	$—	$732	$(4)

	Warrants	Bank Loan Obligations	Totals
Beginning balance as of October 1, 2021	$3	$7,732	$18,857
Change in unrealized appreciation/ (depreciation)	(3)	—	1,372
Realized gain/(loss)	—	—	1,029
Purchases (and Short Sales, if applicable)	—	—	4,163
Other capitalized items	—	82	86
Sales (and Buy to Covers, if applicable)	—	(6,296)	(11,532)
Transfer into Level 3	—	—	1,133
Transfer out of Level 3	—	—	—
Ending balance as of March 31, 2022	$—	$1,518	$15,108
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3)	$—	$1,372

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Range (Weighted Average)
Special Purpose Acquisition Companies
Alpha Partners Technology Merger Founder Shares	$3	Market Approach	Implied pricing using the underlying warrants	$0.3715
Special Purpose Acquisition Companies
AxonPrime Infrastructure Acquisition Founder Shares	$2	Market Approach	Implied pricing using the underlying warrants	$0.45
Special Purpose Acquisition Companies
Berenson Acquisition Founder Shares	$3	Market Approach	Implied pricing using the underlying warrants	$0.27
Special Purpose Acquisition Companies
Parabellum Acquisition Founder Shares	$5	Market Approach	Implied pricing using the underlying warrants	$0.2301
Special Purpose Acquisition Companies
Revelstone Capital Acquisition Founders Shares	$1	Market Approach	Implied pricing using the underlying warrants	$0.229949
Convertible Bond
Leafly Holdings 8.000%, 1/31/2025	$4,163	Market Capitalization	Equity Market Capitalization Note Outstanding	$321.3 mm $30 mm
Common Stock
Jacktel AC NPV	$680	Market Approach	Implied value of the equity received using a broker quote on the exchanged bonds	$0.2584
Common Stock
Superior Energy Services	$186	Market Approach	Broker Quote	$50 bid - $55 ask
Common Stock
RA Parent	$3,347	Market Approach	Broker Quote	$60,000 bid
Trade Claims
Brazos Electric Power	$5,200	Market Approach	Broker Quotes	Admin Claims 90 Bid; Unsecured Claims 84 bid - 87 ask
Warrants
GemmaCert, Expires 5/19/2024, Strike Price 7.608	$0	Transactions Method	No current market for the Preferred A2 shares, thus warrants deemed to be $0	N/A
Warrants
Mcdermott Intl Warrants Strike prices of 12.33 & 15.98 expiring 6/30/27	$0	Transactions Method	Closing price of underlying shares < $1/share, thus warrants deemed to be $0	N/A
Bank Loan Obligations
Real Alloy	$1,098	Book Value	Decline Net Leverage; Improvement in EBITDA; Expected Repayment of Loan in 2022	N/A
Bank Loan Obligations
GemmaCert, Term Loan, 9.000%, 05/19/24	$420	Book Value	9% rate 3-Yr Loan Secured by Substantially All Assets; Improving Business Results of Company	N/A

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2022 (Unaudited)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $203,875 (000).
*	Non-income producing security.
‡	In U.S. Dollar unless otherwise indicated.
#	Strike Price not available.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2022, these securities amounted to $83,960 (000) or 41.2% of Net Assets.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of March 31, 2022 was $18,841 (000).

(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Security considered Master Limited Partnership. At March 31, 2022, these securities amounted to $2,075 (000) or 1.0% of Net Assets.
(f)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $4,865 (000) and represented 2.4% of Net Assets.
(g)	Unsettled bank loan. Interest rate may not be available.
(h)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

ICE — Intercontinental Exchange

ILS — Israeli New Shekels

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NIBOR — Norwegian Interbank Offered Rate

NOK — Norway

PIK — Payment-in-Kind

SEK —Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2022 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 96.2%(a)
Non-Agency Mortgage-Backed Obligation – 96.2%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
4.297%, ICE LIBOR USD 1 Month + 3.900%, 01/15/34	$250	$245
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl E
3.997%, ICE LIBOR USD 1 Month + 3.600%, 11/15/32	1,244	1,233
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
3.647%, ICE LIBOR USD 1 Month + 3.250%, 10/15/37	1,398	1,358
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
3.397%, ICE LIBOR USD 1 Month + 3.000%, 01/15/34	1,000	982
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
2.797%, ICE LIBOR USD 1 Month + 2.400%, 09/15/36	1,500	1,447
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
2.747%, ICE LIBOR USD 1 Month + 2.350%, 06/15/38	2,000	1,942
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.697%, ICE LIBOR USD 1 Month + 2.300%, 10/15/36	876	857
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
2.647%, ICE LIBOR USD 1 Month + 2.250%, 01/15/34	1,000	971
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
2.641%, ICE LIBOR USD 1 Month + 2.244%, 10/15/38	1,952	1,893
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.447%, ICE LIBOR USD 1 Month + 2.050%, 11/15/35	1,960	1,945
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
2.349%, ICE LIBOR USD 1 Month + 1.952%, 05/15/38	1,500	1,440
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.348%, ICE LIBOR USD 1 Month + 1.951%, 03/15/37	$1,818	$1,788
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.647%, ICE LIBOR USD 1 Month + 3.250%, 12/15/37	2,660	2,602
Cold Storage Trust, Ser 2020-ICE5, Cl F
3.889%, ICE LIBOR USD 1 Month + 3.492%, 11/15/37	2,949	2,925
Credit Suisse Mortgage Capital Cartificates, Ser 2020-UNFI, Cl A
4.168%, 12/15/22	3,000	2,987
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
3.047%, ICE LIBOR USD 1 Month + 2.650%, 05/15/36 (b)	3,780	3,694
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
2.847%, ICE LIBOR USD 1 Month + 2.450%, 04/15/38	1,300	1,261
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
2.447%, ICE LIBOR USD 1 Month + 2.050%, 12/15/37	975	943
MHP, Ser 2021-STOR, Cl F
2.597%, ICE LIBOR USD 1 Month + 2.200%, 07/15/38	1,500	1,451
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
2.997%, ICE LIBOR USD 1 Month + 2.600%, 11/15/34	1,764	1,742
MSCG Trust, Ser 2018-SELF, Cl D
2.047%, ICE LIBOR USD 1 Month + 1.650%, 10/15/37	2,000	1,962
Ontario Power Generation Trust, Ser 2021- PORT F
2.345%, 10/15/36	1,000	957
Total Commercial Mortgage-Backed Securities
(Cost $37,265) (000)		$36,625

Total Investments — 96.2%
(Cost $37,265) (000)		$36,625

As of March 31, 2022, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2022 (Unaudited)

Percentages are based on Net Assets of $38,084 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2022, these securities amounted to $36,625 (000) or 96.2% of Net Assets.

(b)	This position is a one-month LIBOR floating rate commercial mortgage-backed security that is subject to a floor of 0.50%.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2022 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$59,400	$35,954	$1,018,621
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	—	39
Cash and Cash Equivalents	53	82	53,981
Foreign Currency (Note 2)	—	—	523
Receivable for Investment Securities Sold	740	610	12,582
Receivable for Capital Shares Sold	3	11	551
Reimbursement from Administrative Services, Retail Class Shares (Note 4)	1	—	—
Receivable for Dividend and Interest Income	—	15	15,330
Prepaid Expenses	23	23	64
Total Assets	60,220	36,695	1,101,691
Liabilities:
Payable for Investment Securities Purchased	427	—	74,223
Payable for Capital Shares Redeemed	173	16	4,596
Income Distribution Payable	—	—	108
Written Options, at Value (Note 2)	—	—	131
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	513
Payable Due to Custodian	268	214	22
Payable Due to Adviser (Note 4)	32	20	574
Payable Due to Shareholder Servicing Agent (Note 4)	15	7	24
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	6	7	137
Payable Due to Administrator (Note 4)	3	2	50
Payable Due to Administrative Services, Retail Class Shares (Note 4)	—	1	1
Primer Broker Fee	—	—	5
Chief Compliance Officer Fees Payable (Note 4)	—	—	3
Other Accrued Expenses	7	3	126
Total Liabilities	931	270	80,513
Net Assets	$59,289	$36,425	$1,021,178
Net Assets Consist of:
Paid-in Capital	$37,431	$20,695	$1,053,454
Total Distributable Earnings/(Loss)	21,858	15,730	(32,276)
Net Assets	$59,289	$36,425	$1,021,178
Investments in Securities, at Cost	$48,955	$23,923	$1,022,475
Foreign Currency, at Cost	—	—	523
Written Options, Premiums Received	—	—	97
Net Assets - Institutional Class Shares(1)	$30,612,849	$26,994,041	$988,003,188
Net Assets - Retail Class Shares(1)	$28,675,676	$9,430,643	$33,174,364
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,235,670	5,272,316	102,454,798
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,199,109	2,014,883	3,454,909
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$24.77	$5.12	$9.64
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$23.91	$4.68	$9.60

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2022 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$260,406	$188,062	$36,625
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	4,748	—
Cash and Cash Equivalents	37,504	17,185	1,442
Foreign Currency (Note 2)	—	109	—
Swaps Contracts, at Value (Note 2)	6,983	—	—
Receivable for Capital Shares Sold	2,627	5,716	—
Receivable for Investment Securities Sold	1,724	93	—
Reimbursement from Administrative Services, Retail Class Shares (Note 4)	—	7	—
Purchased Options, at Value (Note 2)	—	164	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3	—
Receivable for Dividend and Interest Income	—	2,604	53
Prepaid Expenses	56	40	20
Total Assets	309,300	218,731	38,140
Liabilities:
Swaps Contracts, at value (Note 2)	26,590	—	—
Payable for Investment Securities Purchased	1,139	9,157	—
Payable for Capital Shares Redeemed	921	582	7
Securities Sold Short, Not Yet Purchased (Note 2)	—	4,353	—
Income Distribution Payable	—	44	16
Written Options, at Value (Note 2)	—	234	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	299	—
Payable Due to Adviser (Note 4)	353	109	17
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	74	23	8
Payable Due to Shareholder Servicing Agent (Note 4)	14	19	—
Payable Due to Administrator (Note 4)	13	9	2
Payable Due to Administrative Services, Retail Class Shares (Note 4)	7	—	—
Chief Compliance Officer Fees Payable (Note 4)	1	1	—
Other Accrued Expenses	51	26	6
Total Liabilities	29,163	14,856	56
Net Assets	$280,137	$203,875	$38,084
Net Assets Consist of:
Paid-in Capital	$277,091	$272,738	$65,628
Total Distributable Earnings/(Loss)	3,046	(68,863)	(27,544)
Net Assets	$280,137	$203,875	$38,084
Investments in Securities, at Cost	$202,916	$193,564	$37,265
Foreign Currency, at Cost	—	109	—
Securities Sold Short, Not Yet Purchased, Proceeds	—	4,309	—
Purchased Options, at Cost	—	124	—
Written Options, Premiums Received	—	220	—
Net Assets - Institutional Class Shares(1)	$251,778,068	$189,070,929	$36,728,609
Net Assets - Retail Class Shares(1)	$28,359,389	$14,804,311	$1,355,096
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	18,340,522	20,276,070	4,203,785
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	2,097,523	1,586,254	155,584
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$13.73	$9.32	$8.74
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$13.52	$9.33	$8.71

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2022 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends from Master Limited Partnerships	$69	$—	$—
Dividends	61	143	—
Interest	—	—	13,406
Foreign Taxes Withheld	—	(4)	—
Total Investment Income	130	139	13,406
Expenses:
Investment Advisory Fees (Note 4)	255	131	3,540
Shareholder Service Fees(1) (Note 4)	53	13	70
Administrative Services Fee, Retail Class Shares (Note 4)	26	5	39
Administrator Fees (Note 4)	22	11	301
Administrative Services Fee, Institutional Class Shares (Note 4)	15	18	464
Trustees’ Fees (Note 4)	3	1	34
Chief Compliance Officer Fees (Note 4)	1	1	14
Registration Fees	18	19	30
Transfer Agent Fees	11	6	152
Professional Fees	4	2	57
Printing Fees	3	1	34
Custodian Fees	1	1	13
Prime Broker Fee	—	—	30
Insurance and Other Fees	6	3	80
Total Expenses	418	212	4,858
Net Expenses	418	212	4,858
Net Investment Income (Loss)	(288)	(73)	8,548
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	12,168	3,782	1,715
Written Options	—	—	6
Forward Foreign Currency Contracts	—	—	3,036
Foreign Currency Transactions	—	—	69
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(29,919)	(4,406)	(3,917)
Written Options	—	—	(131)
Forward Foreign Currency Contracts	—	—	(1,246)
Net Realized and Unrealized Gain (Loss)	(17,751)	(624)	(468)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,039)	$(697)	$8,080

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2022 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Investment Income:
Dividends from Master Limited Partnerships	$516	$—	$—
Dividends	308	233	—
Interest	—	5,873	568
Foreign Taxes Withheld	—	(1)	—
Total Investment Income	824	6,105	568
Expenses:
Investment Advisory Fees (Note 4)	3,273	692	138
Administrative Services Fee, Institutional Class Shares (Note 4)	185	109	14
Administrator Fees (Note 4)	120	59	12
Shareholder Service Fees(1) (Note 4)	67	18	2
Administrative Services Fee, Retail Class Shares (Note 4)	37	—	1
Trustees’ Fees (Note 4)	14	6	1
Chief Compliance Officer Fees (Note 4)	6	3	1
Transfer Agent Fees	61	29	6
Registration Fees	29	23	17
Professional Fees	25	11	2
Printing Fees	13	7	1
Custodian Fees	4	5	1
Dividend and Interest Expense	—	228	—
Insurance and Other Fees	35	20	9
Total Expenses	3,869	1,210	205
Fees Waived by Adviser (Note 4)	(8)	—	(20)
Net Expenses	3,861	1,210	185
Net Investment Income (Loss)	(3,037)	4,895	383
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	17,785	416	7
Purchased Options	—	1,267	—
Written Options	—	(1,077)	—
Securities Sold Short, Not Yet Purchased	(243)	—	—
Swap Contracts	(22,582)	—	—
Forward Foreign Currency Contracts	—	1,479	—
Foreign Currency Transactions	—	32	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(110,470)	135	(896)
Purchased Options	—	40	—
Written Options	—	(181)	—
Securities Sold Short, Not Yet Purchased	—	590	—
Swap Contracts	(31,803)	—	—
Forward Foreign Currency Contracts	—	(676)	—
Foreign Currency Transactions	—	1	—
Net Realized and Unrealized Gain (Loss)	(147,313)	2,026	(889)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(150,350)	$6,921	$(506)

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Loss	$(288)	$(511)	$(73)	$(142)
Net Realized Gain from Investments	12,168	11,076	3,782	5,570
Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,919)	11,013	(4,406)	6,841
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,039)	21,578	(697)	12,269

Distributions:
Institutional Class Shares	(4,468)	(2,175)	(3,621)	(16,497)
Retail Class Shares	(5,783)	(2,740)	(1,315)	(5,068)
Total Distributions to Shareholders	(10,251)	(4,915)	(4,936)	(21,565)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	1,675	2,440	1,318	6,589
Shares Issued as Reinvestment of Distributions	4,460	2,165	3,537	15,879
Shares Redeemed	(2,626)	(2,061)	(4,599)	(17,789)
Net Increase in Net Assets from Institutional Class Shares Transactions	3,509	2,544	256	4,679
Retail Class Shares:
Shares Issued	1,667	10,626	285	1,625
Shares Issued as Reinvestment of Distributions	5,626	2,666	1,289	4,976
Shares Redeemed	(11,971)	(7,845)	(1,045)	(3,641)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(4,678)	5,447	529	2,960
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,169)	7,991	785	7,639
Net Increase (Decrease) in Net Assets	(29,459)	24,654	(4,848)	(1,657)
Net Assets:
Beginning of period	88,748	64,094	41,273	42,930
End of period	$59,289	$88,748	$36,425	$41,273
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	57	75	223	953
Shares Issued as Reinvestment of Distributions	146	71	626	3,400
Shares Redeemed	(82)	(61)	(845)	(3,087)
Net Increase in Institutional Class Shares	121	85	4	1,266
Retail Class Shares:
Shares Issued	57	330	59	278
Shares Issued as Reinvestment of Distributions	190	90	251	1,149
Shares Redeemed	(482)	(242)	(207)	(714)
Net Increase (Decrease) in Retail Class Shares	(235)	178	103	713
Net Increase (Decrease) in Share Transactions	(114)	263	107	1,979

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Income (Loss)	$8,548	$18,476	$(3,037)	$(6,444)
Net Realized Gain (Loss) from Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Written Options and Swap Contracts	4,826	(2,877)	(5,040)	(9,978)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Written Options and Swap Contracts	(5,294)	3,804	(142,273)	85,921
Net Increase (Decrease) in Net Assets Resulting from Operations	8,080	19,403	(150,350)	69,499

Distributions:
Institutional Class Shares	(10,478)	(16,920)	—	—
Retail Class Shares	(537)	(1,233)	—	—
Total Distributions to Shareholders	(11,015)	(18,153)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	225,142	807,752	80,085	254,270
Shares Issued as Reinvestment of Distributions	9,292	15,422	—	—
Shares Redeemed	(362,160)	(359,682)	(148,478)	(165,102)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(127,726)	463,492	(68,393)	89,168
Retail Class Shares:
Shares Issued	3,846	30,217	5,534	55,859
Shares Issued as Reinvestment of Distributions	525	1,204	—	—
Shares Redeemed	(37,046)	(31,530)	(30,879)	(59,484)
Net Decrease in Net Assets from Retail Class Shares Transactions	(32,675)	(109)	(25,345)	(3,625)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(160,401)	463,383	(93,738)	85,543
Net Increase (Decrease) in Net Assets	(163,336)	464,633	(244,088)	155,042
Net Assets:
Beginning of period	1,184,514	719,881	524,225	369,183
End of period	$1,021,178	$1,184,514	$280,137	$524,225
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	23,291	83,507	4,803	13,876
Shares Issued as Reinvestment of Distributions	962	1,595	—	—
Shares Redeemed	(37,466)	(37,179)	(9,739)	(8,967)
Net Increase (Decrease) in Institutional Class Shares	(13,213)	47,923	(4,936)	4,909
Retail Class Shares:
Shares Issued	400	3,137	325	3,115
Shares Issued as Reinvestment of Distributions	55	125	—	—
Shares Redeemed	(3,853)	(3,273)	(1,945)	(3,323)
Net Decrease in Retail Class Shares	(3,398)	(11)	(1,620)	(208)
Net Increase (Decrease) in Share Transactions	(16,611)	47,912	(6,556)	4,701

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Strategic Income Fund		RiverPark Floating Rate CMBS Fund
	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Month Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations:
Net Investment Income	$4,895	$10,001	$383	$2,125
Net Realized Gain (Loss) from Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Purchased Options, Written Options and Securities Sold Short, Not Yet Purchased	2,117	1,644	7	(18,013)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions, Purchased Options, Written Options and Securities Sold Short, Not Yet Purchased	(91)	13,135	(896)	11,126
Net Increase (Decrease) in Net Assets Resulting from Operations	6,921	24,780	(506)	(4,762)

Distributions:
Institutional Class Shares	(6,830)	(8,645)	(379)	(2,053)
Retail Class Shares	(467)	(496)	(11)	(54)
Total Distributions to Shareholders	(7,297)	(9,141)	(390)	(2,107)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	35,935	68,560	163	5,588
Shares Issued as Reinvestment of Distributions	6,490	8,248	245	1,810
Shares Redeemed	(49,010)	(73,417)	(7,340)	(289,884)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(6,585)	3,391	(6,932)	(282,486)
Retail Class Shares:
Shares Issued	8,922	5,985	510	1,143
Shares Issued as Reinvestment of Distributions	452	476	11	54
Shares Redeemed	(7,605)	(4,753)	(702)	(3,490)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	1,769	1,708	(181)	(2,293)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,816)	5,099	(7,113)	(284,779)
Net Increase (Decrease) in Net Assets	(5,192)	20,738	(8,009)	(291,648)
Net Assets:
Beginning of period	209,067	188,329	46,093	337,741
End of period	$203,875	$209,067	$38,084	$46,093
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	3,827	7,510	19	624
Shares Issued as Reinvestment of Distributions	695	913	27	203
Shares Redeemed	(5,250)	(8,097)	(829)	(32,851)
Net Increase (Decrease) in Institutional Class Shares	(728)	326	(783)	(32,024)
Retail Class Shares:
Shares Issued	951	648	58	129
Shares Issued as Reinvestment of Distributions	48	53	1	6
Shares Redeemed	(813)	(520)	(79)	(390)
Net Increase (Decrease) in Retail Class Shares	186	181	(20)	(255)
Net Increase (Decrease) in Share Transactions	(542)	507	(803)	(32,279)

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2022 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2022†	$35.40	$(0.09)	$(6.46)	$(6.55)	$—	$(4.08)	$(4.08)
2021	28.43	(0.16)	9.24	9.08	—	(2.11)	(2.11)
2020	22.61	(0.07)	8.44	8.37	—	(2.55)	(2.55)
2019	25.45	— (2)	(0.05)	(0.05)	—	(2.79)	(2.79)
2018	22.61	0.04	4.79	4.83	(0.01)	(1.98)	(1.99)
2017	18.41	0.08	4.22	4.30	(0.10)	—	(0.10)
Retail Class Shares
2022†	$34.36	$(0.13)	$(6.24)	$(6.37)	$—	$(4.08)	$(4.08)
2021	27.73	(0.25)	8.99	8.74	—	(2.11)	(2.11)
2020	22.17	(0.14)	8.25	8.11	—	(2.55)	(2.55)
2019	25.08	(0.06)	(0.06)	(0.12)	—	(2.79)	(2.79)
2018	22.36	(0.02)	4.72	4.70	—	(1.98)	(1.98)
2017	18.20	0.02	4.18	4.20	(0.04)	—	(0.04)
Wedgewood Fund
Institutional Class Shares
2022†	$5.86	$(0.01)	$(0.03)	$(0.04)	$—	$(0.70)	$(0.70)
2021	8.33	(0.02)	1.84	1.82	—	(4.29)	(4.29)
2020	9.12	(0.02)	2.07	2.05	—	(2.84)	(2.84)
2019	19.91	(0.01)	(1.38)	(1.39)	—	(9.40)	(9.40)
2018	18.95	(0.08)	3.97	3.89	—	(2.93)	(2.93)
2017	16.82	(0.01)	2.17	2.16	(0.03)	—	(0.03)
Retail Class Shares
2022†	$5.42	$(0.01)	$(0.03)	$(0.04)	$—	$(0.70)	$(0.70)
2021	8.01	(0.03)	1.73	1.70	—	(4.29)	(4.29)
2020	8.89	(0.04)	2.00	1.96	—	(2.84)	(2.84)
2019	19.71	(0.04)	(1.38)	(1.42)	—	(9.40)	(9.40)
2018	18.83	(0.12)	3.93	3.81	—	(2.93)	(2.93)
2017	16.72	(0.04)	2.15	2.11	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$24.77	(20.67	)%‡	$30,613	0.91%	0.91%	(0.58)%	41%
35.40	33.14		39,489	0.91	0.91	(0.46)	36
28.43	40.78		29,296	0.93	0.93	(0.30)	53
22.61	2.18		24,786	0.95	0.95	—	58
25.45	22.68		24,197	0.95	0.95	0.16	35
22.61	23.47		18,451	0.93	0.93	0.39	13

$23.91	(20.78	)%‡	$28,676	1.20%	1.20%	(0.86)%	41%
34.36	32.73		49,259	1.20	1.20	(0.76)	36
27.73	40.38		34,798	1.23	1.23	(0.59)	53
22.17	1.91		29,521	1.23	1.23	(0.27)	58
25.08	22.34		31,457	1.23	1.23	(0.11)	35
22.36	23.15		28,823	1.22	1.22	0.08	13

$5.12	(1.84	)%‡	$26,994	0.99%	0.99%	(0.30)%	14%
5.86	34.93		30,901	0.95	0.95	(0.27)	16
8.33	28.14		33,324	0.86	0.86	(0.23)	75
9.12	2.63		80,209	0.86	0.86	(0.07)	28
19.91	22.69		232,068	0.92	0.92	(0.41)	21
18.95	12.85		558,476	0.85	0.85	(0.03)	31

$4.68	(2.00	)%‡	$9,431	1.23%	1.23%	(0.54)%	14%
5.42	34.66		10,372	1.24	1.24	(0.56)	16
8.01	27.74		9,606	1.13	1.13	(0.51)	75
8.89	2.34		12,236	1.13	1.13	(0.34)	28
19.71	22.37		29,275	1.15	1.15	(0.65)	21
18.83	12.62		42,956	1.08	1.08	(0.20)	31

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2022 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2022†	$9.67	$0.08	$(0.01)	$0.07	$(0.10)	$—	$(0.10)
2021	9.65	0.19	0.02 (2)	0.21	(0.19)	—	(0.19)
2020	9.76	0.24	(0.12)	0.12	(0.23)	—	(0.23)
2019	9.78	0.29	(0.02)	0.27	(0.29)	—	(0.29)
2018	9.76	0.25	0.02	0.27	(0.25)	—	(0.25)
2017	9.78	0.28	(0.02)	0.26	(0.28)	—	(0.28)
Retail Class Shares
2022†	$9.63	$0.07	$(0.01)	$0.06	$(0.09)	$—	$(0.09)
2021	9.61	0.17	0.02 (2)	0.19	(0.17)	—	(0.17)
2020	9.72	0.23	(0.13)	0.10	(0.21)	—	(0.21)
2019	9.74	0.26	(0.01)	0.25	(0.27)	—	(0.27)
2018	9.73	0.21	0.02	0.23	(0.22)	—	(0.22)
2017	9.75	0.25	(0.02)	0.23	(0.25)	—	(0.25)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2022†	$19.46	$(0.12)	$(5.61)	$(5.73)	$—	$—	$—
2021	16.59	(0.24)	3.11	2.87	—	—	—
2020	12.59	(0.16)	5.56	5.40	(0.11)	(1.29)	(1.40)
2019	13.95	(0.10)	0.02	(0.08)	(0.11)	(1.17)	(1.28)
2018	12.37	(0.22)	1.95	1.73	(0.09)	(0.06)	(0.15)
2017	10.29	(0.20)	2.28	2.08	—	—	—
Retail Class Shares
2022†	$19.19	$(0.14)	$(5.53)	$(5.67)	$—	$—	$—
2021	16.41	(0.28)	3.06	2.78	—	—	—
2020	12.46	(0.21)	5.53	5.32	(0.08)	(1.29)	(1.37)
2019	13.81	(0.13)	0.03	(0.10)	(0.08)	(1.17)	(1.25)
2018	12.24	(0.24)	1.93	1.69	(0.06)	(0.06)	(0.12)
2017	10.21	(0.22)	2.25	2.03	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.64	0.72	%‡	$988,003	0.88%		0.88%	1.58%	72%
9.67	2.19		1,118,494	0.89		0.89	1.95	158
9.65	1.26		653,883	0.90		0.90	2.45	266
9.76	2.81		777,925	0.88		0.88	2.96	112
9.78	2.79		863,978	0.89		0.89	2.57	193
9.76	2.67		749,232	0.87		0.87	2.89	194

$9.60	0.59	%‡	$33,175	1.17%		1.17%	1.38%	72%
9.63	1.95		66,020	1.14		1.14	1.76	158
9.61	1.01		65,998	1.05		1.05	2.35	266
9.72	2.56		31,196	1.18		1.18	2.68	112
9.74	2.53		49,619	1.18		1.18	2.16	193
9.73	2.42		115,916	1.16		1.16	2.53	194

$13.73	(29.45	)%‡	$251,778	1.74%		1.74%	(1.36)%	27%
19.46	17.30		452,886	1.73		1.73	(1.29)	33
16.59	47.71		304,772	1.75		1.75	(1.12)	28
12.59	0.75		79,984	2.18	(3)	2.18	(0.83)	63
13.95	14.19	(4)	102,042	3.28	(5)	3.28	(1.67)	59
12.37	20.21		85,001	3.17	(6)	3.17	(1.81)	24

$13.52	(29.55	)%‡	$28,359	2.00%		2.03%	(1.61)%	27%
19.19	16.94		71,339	2.00		2.03	(1.52)	33
16.41	47.47		64,411	2.00		2.03	(1.41)	28
12.46	0.50		4,012	2.38	(3)	2.48	(1.04)	63
13.81	14.06	(4)	4,309	3.48	(5)	3.58	(1.86)	59
12.24	19.88		3,492	3.38	(6)	3.49	(2.03)	24

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)

Dividend expense and stock loan fee totaled 0.38% of average net assets for the period ended September 30, 2019. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively. As of April 1, 2019, dividend expense and stock loan fees on short positions were eliminated.

(4)	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
(5)

Dividend expense and stock loan fee totaled 1.48% of average net assets for the period ended September 30, 2018. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

(6)

Dividend expense and stock loan fee totaled 1.38% of average net assets for the period ended September 30, 2017. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2022 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Strategic Income Fund
Institutional Class Shares
2022†	$9.33	$0.22	$0.09		$0.31	$(0.32)	$—	$(0.32)
2021	8.60	0.45	0.70		1.15	(0.42)	—	(0.42)
2020	9.10	0.49	(0.51)		(0.02)	(0.48)	—	(0.48)
2019	9.42	0.41	(0.30)		0.11	(0.43)	—	(0.43)
2018	9.52	0.42	(0.10)		0.32	(0.42)	—	(0.42)
2017	9.43	0.54	0.05		0.59	(0.50)	—	(0.50)
Retail Class Shares
2022†	$9.33	$0.21	$0.10		$0.31	$(0.31)	$—	$(0.31)
2021	8.60	0.44	0.68		1.12	(0.39)	—	(0.39)
2020	9.09	0.47	(0.50)		(0.03)	(0.46)	—	(0.46)
2019	9.40	0.39	(0.30)		0.09	(0.40)	—	(0.40)
2018	9.50	0.41	(0.11)		0.30	(0.40)	—	(0.40)
2017	9.42	0.52	0.04		0.56	(0.48)	—	(0.48)
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2022†	$8.93	$0.08	$(0.19)		$(0.11)	$(0.08)	$—	$(0.08)
2021	9.02	0.22	(0.08	)(8)	0.14	(0.23)	—	(0.23)
2020	9.98	0.31	(0.97)		(0.66)	(0.30)**	— (9)	(0.30)
2019	10.14	0.36	(0.06)		0.30	(0.35)	(0.11)	(0.46)
2018	10.16	0.42	(0.03)		0.39	(0.34)	(0.07)	(0.41)
2017(11)	10.00	0.41	0.09		0.50	(0.34)	—	(0.34)
Retail Class Shares
2022†	$8.91	$0.06	$(0.19)		$(0.13)	$(0.07)	$—	$(0.07)
2021	9.01	0.18	(0.07	)(8)	0.11	(0.21)	—	(0.21)
2020	9.98	0.28	(0.97)		(0.69)	(0.28)**	— (9)	(0.28)
2019(12)	10.14	0.29	(0.05)		0.24	(0.29)	(0.11)	(0.40)

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
**	Includes return of capital of $0.0002 per share.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
§	Excludes effect of in-kind transfers.
(1)	Per share data was calculated using average shares for the period.
(2)

Dividend expense and Interest expense totaled 0.22% of average net assets for the period ended March 31, 2022. Had these expenses not been included the ratios would have been 0.91% and 1.05%, respectively.

(3)

Dividend expense and Interest expense totaled 0.26% of average net assets for the year ended September 30, 2021. Had these expenses not been included the ratios would have been 0.92% and 1.07%, respectively.

(4)

Dividend expense and Interest expense totaled 0.14% of average net assets for the year ended September 30, 2020. Had these expenses not been included the ratios would have been 0.91% and 1.08%, respectively.

(5)

Dividend expense and stock loan fee totaled 0.22% of average net assets for the year ended September 30, 2019. Had these expenses not been included the ratios would have been 0.90% and 1.11%, respectively.

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.32	3.32	%‡	$189,071	1.13	%(2)	1.13%	4.61%	50%
9.33	13.59		195,997	1.18	(3)	1.18	4.94	89
8.60	(0.10)		177,850	1.05	(4)	1.05	5.58	109
9.10	1.17		281,043	1.12	(5)	1.12	4.41	39
9.42	3.46		348,726	1.17	(6)	1.17	4.44	55
9.52	6.39		311,573	1.00	(7)	1.00	5.58	62

$9.33	3.30	%‡	$14,804	1.27%		1.27%	4.50%	50%
9.33	13.44		13,070	1.33	(3)	1.33	4.80	89
8.60	(0.36)		10,479	1.22	(4)	1.22	5.40	109
9.09	1.02		18,367	1.33	(5)	1.33	4.20	39
9.40	3.19		38,974	1.43	(6)	1.43	4.30	55
9.50	6.01		101,579	1.29	(7)	1.29	5.50	62

$8.74	(1.21	)%‡	$36,729	0.85%		0.95%	1.81%	8%
8.93	1.61		44,527	0.85		0.94	2.44	45
9.02	(6.63)		333,855	0.85		0.87	3.31	85
9.98	3.15		191,548	0.90	(10)	0.93	3.64	87
10.14	3.79		48,130	1.00		1.00	4.12	84
10.16	5.07		58,301	1.00		1.39	4.07	10 §

$8.71	(1.45	)%‡	$1,355	1.25%		1.28%	1.44%	8%
8.91	1.24		1,566	1.25		1.29	2.04	45
9.01	(6.96)		3,886	1.16		1.16	3.02	85
9.98	2.50		2,329	1.24		1.24	3.24	87

(6)

Dividend expense and stock loan fee totaled 0.26% of average net assets for the year ended September 30, 2018. Had these expenses not been included the ratios would have been 0.91% and 1.17%, respectively.

(7)

Dividend expense and stock loan fee totaled 0.13% of average net assets for the year ended September 30, 2017. Had these expenses not been included the ratios would have been 0.87% and 1.16%, respectively.

(8)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Amounts represent less than $.01 per share.
(10)

During the period, the Expense Limitation Agreement was amended on two separate occasions. The amendments were made effective March, 21, 2019 and July 1, 2019. whereby the Total Annual Fund Operation Expenses After Fee Waiver and for Expense Reimbursement would not exceed, on an annual basis 0.90% and 0.85%, respectively for the Institutional Class Shares.

(11)	Commenced operations on October 3, 2016. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(12)	Commenced operations on November 12, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2022 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2022, the Trust was comprised of six funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund and Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund and the RiverPark Floating Rate CMBS Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 —

Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 —	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedule of Securities Sold Short, Not Yet Purchased, lists of open forward currency contracts, lists of open option contracts and list of open swap contracts.

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Long/Short Opportunity Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets.

As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security, which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

The realized and unrealized gain (loss) from securities sold short, if any, are disclosed separately on the Statements of Operations.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations. For the RiverPark Short Term High Yield Fund, subject to equity risk exposure, the net realized gain on written options was $6 (000) for the period ended March 31, 2022 (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

For the period ended March 31, 2022, the average delta-adjusted monthly market value of equity options was as follows (000):

Purchased Options
RiverPark Strategic Income Fund	$271
Written Options
RiverPark Short Term High Yield Fund	$(670)
RiverPark Strategic Income Fund	$533

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. For the Long/Short Opportunity Fund, the net change in unrealized loss on swap contracts was $31,803 (000) for the period ended March 31, 2022. Periodic reset payments on the total return swap are inclusive of interest, commissions and dividends, which are recorded as part of the net realized gains and losses in the Statements of Operations. For the Long/Short Opportunity Fund, the net realized loss on swap contracts was $22,582 (000) for the period ended March 31, 2022.

For the period ended March 31, 2022, (subject to equity risk exposure) the average notional value of equity swaps for the Long/Short Opportunity Fund was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Monthly Notional Value Long	$140,963
Average Monthly Notional Value Short	$(225,284)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the period ended March 31, 2022, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2022 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$6,983	$—	$6,983	$(26,590)	$—	$(19,607)

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(26,590)	$—	$(26,590)	$26,590	$—	$—

†

Net exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2022, the RiverPark Strategic Income Fund and the RiverPark Short Term High Yield Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2022, the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, the unrealized appreciation and depreciation as of March 31, 2022, is presented as unrealized appreciation or depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) on forward foreign currency contracts are disclosed separately on the Statements of Operations. For the period ended March 31, 2022, subject to currency risk exposure, the average balances of the forward contracts were as follows (000) (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

Average Monthly Notional Contracts:
RiverPark Short Term High Yield Fund	$40,777
RiverPark Strategic Income Fund	$19,023

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark Long/Short Opportunity Fund, and declared and paid monthly for the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2022, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any significant interest or penalties.

Notes to Financial Statements March 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Funds maintain cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

3. Derivatives Transactions

The following tables include RiverPark Strategic Income Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of March 31, 2022, was as follows (000):

	Assets Derivatives March 31, 2022 Statement of Assets and Liability Location	Fair Value	Liabilities Derivatives March 31, 2022 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments under GAAP:
Foreign exchange contracts (Currency Risk)	Net Assets — Unrealized appreciation on forward foreign currency contracts	$3	Net Assets — Unrealized depreciation on forward foreign currency contracts	$299
Equity contracts (Equity Risk)	Purchased options, at value	164	Written options, at value	234
Total Derivatives not accounted for as hedging instruments under GAAP		$167		$533

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments under GAAP	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$1,479	$—	$—	$1,479
Equity contracts (Equity Risk)	—	1,267	(1,077)	190
Total	1,479	1,267	(1,077)	1,669

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments under GAAP	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(676)	$—	$—	$(676)
Equity contracts (Equity Risk)	—	40	(181)	(141)
Total	(676)	40	(181)	(817)

Notes to Financial Statements March 31, 2022 (Unaudited)

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2023 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the period ended March 31, 2022, the Adviser fee waiver analysis is as follows:

	Unexpired Fee Waivers at September 30, 2021	Fees Waived for the Period Ended March 31, 2022	Fees Recaptured for the Period Ended March 31, 2022	Fees Waivers Expired for the Period Ended March 31, 2022	Unexpired Fees Waivers at March 31, 2022
RiverPark Long/Short Opportunity Fund	$33,741	$7,944	$—	$—	$41,685
RiverPark Floating Rate CMBS Fund	172,912	20,318	—	—	193,230

	Expiring 2022	Expiring 2023	Expiring 2024	Expiring 2025	Total
RiverPark Long/Short Opportunity Fund	$3,405	$6,986	$23,350	$7,944	$41,685
RiverPark Floating Rate CMBS Fund	35,731	60,054	77,127	20,318	193,230

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

Notes to Financial Statements March 31, 2022 (Unaudited)

4. Agreements (continued)

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. As per the amended administration agreement dated May 13, 2019, the Funds in the Trust were charged fees using a tiered fee structure on their total average new assets that averaged 0.06% for the fiscal year.

For the period ended March 31, 2022, the Funds incurred the following fees for these services in the table below:

Fund	Administration Fees
RiverPark Large Growth Fund	$21,667
Wedgewood Fund	11,169
RiverPark Short Term High Yield Fund	300,982
RiverPark Long/Short Opportunity Fund	120,397
RiverPark Strategic Income Fund	58,813
RiverPark Floating Rate CMBS Fund	11,771

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

DST Systems, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2022, there were no shareholder servicing fees charged to Institutional Class Shares.

Notes to Financial Statements March 31, 2022 (Unaudited)

4. Agreements (continued)

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the period ended March 31, 2022, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$32,271	$43,124
Wedgewood Fund	5,530	10,086
RiverPark Short Term High Yield Fund	862,241	291,729
RiverPark Long/Short Opportunity Fund	111,486	252,458
RiverPark Strategic Income Fund	100,868	113,082
RiverPark Floating Rate CMBS Fund	3,494	11,753

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

Notes to Financial Statements March 31, 2022 (Unaudited)

6. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the last two years ended September 30, 2021 and 2020 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2021	$—	$4,915	$—	$4,915
2020	—	6,004	—	6,004
Wedgewood Fund
2021	1,036	20,529	—	21,565
2020	—	35,641	—	35,641
RiverPark Short Term High Yield Fund
2021	18,153	—	—	18,153
2020	16,399	—	—	16,399
RiverPark Long/Short Opportunity Fund
2021	—	—	—	—
2020	—	9,225	—	9,225
RiverPark Strategic Income Fund
2021	9,141	—	—	9,141
2020	12,358	—	—	12,358
RiverPark Floating Rate CMBS Fund
2021	2,107	—	—	2,107
2020	8,677	6	8	8,691

As of September 30, 2021, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$2,616	$7,346	$—	$—	$40,184	$2	$—	$50,148
Wedgewood Fund	5	5,215	—	—	16,144	(1)	—	21,363
RiverPark Short Term High Yield Fund	2,618	—	(27,693)	(3,234)	(122)	(910)	—	(29,341)
RiverPark Long/Short Opportunity Fund	—	—	(10,602)	(3,981)	177,995	(4,867)	(5,149)	153,396
RiverPark Strategic Income Fund	2,478	—	(62,949)	(1,569)	(6,196)	(251)	—	(68,487)
RiverPark Floating Rate CMBS Fund	1	—	(11,697)	(13,978)	(973)	(1)	—	(26,648)

Post-October losses represent losses realized on investment transactions from November 1, 2020 through September 30, 2021, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Notes to Financial Statements March 31, 2022 (Unaudited)

6. Federal Tax Information (continued)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2021 through September 30, 2021 and specified losses realized on investment transactions from November 1, 2020 through September 30, 2021.

The RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and RiverPark Floating Rate CMBS Fund had Post-October losses of $3,233,845, $3,980,793, $1,569,002 and $13,977,925, respectively. The Funds elect to treat each as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of March 31, 2022, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss	Long-Term Loss	Total
RiverPark Short Term High Yield Fund	$12,810	$14,883	$27,693
RiverPark Long/Short Opportunity Fund	10,602	—	10,602
RiverPark Strategic Income Fund	8,055	54,894	62,949
RiverPark Floating Rate CMBS Fund	6,454	5,243	11,697

During the year ended September 30, 2021, the Funds did not utilize capital loss carryforwards to offset capital gains.

For federal income tax purposes, the cost of investments owned at September 30, 2021 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$48,955	$17,755	$(7,310)	$10,445
Wedgewood Fund	23,923	12,237	(206)	12,031
RiverPark Short Term High Yield Fund	1,022,475	2,149	(6,003)	(3,854)
RiverPark Long/Short Opportunity Fund	202,916	77,775	(20,285)	57,490
RiverPark Strategic Income Fund	193,564	2,355	(7,857)	(5,502)
RiverPark Floating Rate CMBS Fund	37,265	—	(640)	(640)

7. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Notes to Financial Statements March 31, 2022 (Unaudited)

7. Risks (continued)

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset

Notes to Financial Statements March 31, 2022 (Unaudited)

7. Risks (continued)

because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically settles swap agreements on a rolling 13-month basis.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund and RiverPark Floating Rate CMBS Fund are non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short and Wedgewood. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

The RiverPark Floating Rate CMBS Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is

Notes to Financial Statements March 31, 2022 (Unaudited)

7. Risks (continued)

dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Sub-Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Funds and their investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Funds’ investments.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Funds may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other

Notes to Financial Statements March 31, 2022 (Unaudited)

7. Risks (continued)

resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Other

As of March 31 2022, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	65%
Retail Class Shares	85%
Wedgewood Fund
Institutional Class Shares	49%
Retail Class Shares	57%
RiverPark Short Term High Yield Fund
Institutional Class Shares	68%
Retail Class Shares	85%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	55%
Retail Class Shares	82%
RiverPark Strategic Income Fund
Institutional Class Shares	61%
Retail Class Shares	83%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	66%
Retail Class Shares	89%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Notes to Financial Statements March 31, 2022 (Unaudited)

9. New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings

10. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$793.30	0.91%	$4.07
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.58

RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	792.20	1.20	5.36
Hypothetical 5% Return	1,000.00	1,018.95	1.20	6.04

Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	981.60	0.99	4.89
Hypothetical 5% Return	1,000.00	1,020.00	0.99	4.99

Wedgewood Fund — Retail Class Shares
Actual Fund Return	1,000.00	980.00	1.23	6.07
Hypothetical 5% Return	1,000.00	1,018.80	1.23	6.19

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Net Annualized Expense Ratios		Expenses Paid During Period*
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,007.20	0.88%		$4.40
Hypothetical 5% Return	1,000.00	1,020.54	0.88		4.43

RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,005.90	1.17		5.85
Hypothetical 5% Return	1,000.00	1,019.10	1.17		5.89

RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	705.50	1.74		7.40
Hypothetical 5% Return	1,000.00	1,016.26	1.74		8.75

RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	704.50	2.00		8.50
Hypothetical 5% Return	1,000.00	1,014.96	2.00		10.05

RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,033.20	1.13	†	5.73
Hypothetical 5% Return	1,000.00	1,019.30	1.13		5.69

RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,033.00	1.27	†	6.44
Hypothetical 5% Return	1,000.00	1,018.60	1.27		6.39

RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	1,000.00	987.90	0.85		4.21
Hypothetical 5% Return	1,000.00	1,020.69	0.85		4.28

RiverPark Floating Rate CMBS Fund — Retail Class Shares
Actual Fund Return	1,000.00	985.50	1.25		6.19
Hypothetical 5% Return	1,000.00	1,018.70	1.25		6.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 182/365 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and interest expense incurred during the six-month period. Annualized dividend expense and interest expense of average net assets totaled 0.22%. Had these expenses not been included the ratios would have been 0.91% and 1.05%, respectively.

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue if the Americas

New York, New York 10020

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
President

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
President

Date: June 8, 2022

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Chief Financial Officer and Treasurer

Date: June 8, 2022

*	Print the name and title of each signing officer under his or her signature.